Goldman Sachs Short Duration Government Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Short Duration Government Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 231
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,244
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,928
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	716
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	1,308
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	813
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	$ 704